TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

11	TRADE AND OTHER PAYABLES

	2023	2022
	USD	USD
Trade payables	2,350,888	1,992,691
Other payables	978,536	2,218,216
Accruals	1,008,768	3,521,304
Total	4,338,192	7,732,211

Other payables and accruals consist mainly of staff salaries, audit fees and other costs of non-trade nature.